Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,450,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	387,600.06
Total Offset Amount	0.00
Net Fee	$ 387,600.06
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false